                  TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
                             Two World Trade Center
                            New York, New York 10048

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

    During the first half of 1995, most emerging markets demonstrated resilience in the face of various crises and are again beginning to attract the interest of investors. In this environment, TCW/DW Emerging Markets Opportunities Trust produced a total return of 12.08 percent for the six months ended July 31, 1995, based on a change in net asset value from $11.18 per share to $12.53 per share, exceeding the 10.40 percent total return posted by the International Finance Corporation's Emerging Markets Investable Total Return Index. Based on a change in market price on the New York Stock Exchange from $9.875 per share to $10.25 per share, the Trust's total return was 3.80 percent.

    As of July 31, 1995, the Trust had net assets in excess of $275 million, with approximately 98 percent of net assets invested in emerging-market securities and the remainder in cash. Approximately one-half of the Trust was invested in Asian equities, up from approximately 33 percent six months ago. Latin American assets represented approximately 34 percent of the portfolio, down from approximately 38 percent on January 31, 1995. Other emerging market assets, including those in South Africa and emerging European countries, represented 14 percent of net assets, up slightly from approximately 13 percent six months ago. On July 31, 1995, the largest individual country allocations in the Fund were: Malaysia (23 percent of net assets), Brazil (12 percent), Mexico (11 percent), South Africa (8 percent) and Thailand (7 percent). As confidence in the emerging markets returned, the Fund's cash position declined from more than 10 percent on January 31, 1995 to less than 3 percent on July 31, 1995.

ASIAN PACIFIC EMERGING MARKETS

    The Asian Pacific markets experienced a volatile first half of 1995 with external events -- primarily the Mexican financial collapse -- providing the primary market stimulus. Investor confidence in the Asian markets has since recovered and the Asian Pacific markets as a whole have appreciated since the start of the year. Yield spreads -- the difference between interest rates across the maturity spectrum -- versus U.S. Treasury securities for countries such as Thailand, the Philippines and Indonesia rose to record levels during the past six months.

    As of July 31, 1995, the portfolio's two largest Asian Pacific markets were Malaysia and Thailand. In Malaysia, it appears that the Mahathir administration has successfully contained inflation and a current account deficit without raising interest rates significantly. Indications that first quarter gross domestic product (GDP) was nearly 10 percent has further stimulated the market. In Thailand, greater liquidity came in the form of increased capital inflows, the result of lower interest rates and robust earnings growth in both the banking and telecommunications sectors.

    Elsewhere in Asia, the simultaneous preoccupation with deflation and inflation left investors puzzled. Deflationary fears emerged as a result of capital outflows from emerging markets following the Mexican crisis, the rise of indebtedness following the yen's appreciation and the potential withdrawal of Japanese investment capital should the economic situation there worsen. Meanwhile, inflation returned in the second quarter of 1995 as economic growth in Asia strengthened, monetary policy was eased and high levels of capital were committed to infrastructure improvements. Further, several Asian countries ran higher risks of imported inflation in the wake of the yen's appreciation. However, the Trust's investment adviser, TCW Funds Manage-ment, Inc. (TCW), is confident that infrastructure investment (which contributes to current inflation) will ultimately moderate inflationary pressures. With increased liquidity in the global marketplace, as well as expected improvement in earnings growth in 1996, TCW believes that the Asian markets are positioned for increased stability over the next six months.

    In terms of individual performance, as illustrated below, all of the markets in which the Trust invests had positive returns over the last 6 months, with the exception of India and Pakistan, which, combined, represent only 4 percent of the Trust's net assets.

- Hong Kong      29 percent
- Malaysia       25 percent
- Indonesia      17 percent
- Thailand       15 percent
- Philippines    15 percent
- Singapore       8 percent
- Korea           5 percent
- China           3 percent
- Pakistan       -3 percent
- India          -7 percent

LATIN AMERICAN EMERGING MARKETS

    The ability of the Latin American countries to weather the crisis of confidence generated by the sudden devaluation of the Mexican peso last December has begun to renew domestic and foreign investor interest and confidence in their equity markets. Despite losses in all of the major Latin American equity markets during the first quarter of 1995 as a result of continuing uncertainties in Mexico and fears that similar pressures could surface throughout the region, all of the markets posted second quarter gains. These gains were stimulated by local events such as the reelections of Presidents Menem (Argentina) and Fujimori (Peru), increasing foreign direct investment, improved trade balances throughout much of the region and renewed privatization efforts in Brazil, Mexico and Peru.

    The Brazilian equity market declined more than 10 percent in U.S. dollar terms during the past six months. An upward revision of first quarter 1995 real (adjusted for inflation) gross domestic product (GDP) growth to nearly 11 percent versus the same period last year was Brazil's strongest in 15 years, causing concern among monetary authorities that such strong growth would lead to renewed inflation and a prolonged trade deficit. Therefore, credit has been very tight in Brazil, resulting in declining industrial production. On the positive side, tight credit has also led to strong capital inflows and an increase in international reserves. In light of the tight credit environment, TCW does not expect economic activity to continue at its current pace for the entire year and expects that GDP growth for the year is likely to be closer to 5.50 percent.

    The Trust's Brazilian exposure was reduced from approximately 19 percent of net assets on January 31, 1995 to approximately 12 percent on July 31, 1995. Real interest rates in Brazil are very high (25 to 30 percent) and a loosening of monetary policy is expected to occur once the economy is deindexed (that is, no longer formally tied to movements in the rate of inflation). As of July 31, 1995, state-owned companies, such as Telebras, Electrobras, Telesp, Petrobras and CVRD accounted for approximately 40 percent of the Trust's Brazilian investments.

    The Mexican equity market rose nearly 8 percent, in U.S. dollar terms, between January 31, 1995 and July 31, 1995. Investor confidence has gradually increased as the country's economic stabilization program -- which has included a gradual reduction in monthly inflation and a sharp improvement in the trade balance --
has progressed. The trade surplus during the first six months of 1995 was $3.1 billion, compared to an $8.8 billion deficit during the first half of 1994. Stabilization has allowed Mexico to return to the international capital markets through several successful government bond placements. Overall, however, Mexico is still struggling with declining industrial production and rising unemployment, which reached a record level of nearly 7 percent in May.

    In response to these developments, the Trust's weighting in Mexico was increased modestly from approximately 10 percent of net assets on January 31, 1995 to approximately 11 percent as of July 31, 1995. The Fund's primary focus in Mexico has been on the exporters, such as Alfa, Tamsa and San Luis, which have been beneficiaries of the peso devaluation. The Fund has also maintained significant exposure in "blue-chip" companies, such as Grupo Carso and Kimberly Clark, which have consistently demonstrated their ability to gain market share through aggressive cost cutting and competitive pricing.

    In Argentina, export growth remained very strong during the first half of 1995. However, exports represent only about 5 percent of Argentina's GDP and, according to TCW, are unlikely to revitalize Argentina's economy alone. The reelection of President Menem may create the political environment necessary to reform outdated labor laws, which have contributed to an uncompetitive economy and record unemployment. At approximately 4 percent of net assets, the Trust's exposure in Argentina remained virtually unchanged over the last six months. The Trust's Argentine investments focused on companies with strong growth potential, such as those in the oil, gas and agricultural industries, and in recently privatized companies, which continue to make productivity gains. Representative companies include Perez Companc, YPF, Telefonica Argentina, Telecomm Argentina and Molinos.

    The rest of the region, in which the Trust holds only 6 percent of net assets combined, posted mixed results with gains in Chile (16 percent) and Peru (38 percent) and a 20 percent decline in Colombia.

OTHER EMERGING MARKETS

    Emerging markets in Europe and South Africa were not immune to the effects of the Mexican crisis, but generally performed very well. The South African market's nearly 22 percent increase (in U.S. dollar terms) is attributable to strong corporate earnings and a currency appreciation following the decision to adopt a unified exchange rate. Despite uncertainty regarding the prospects for the October elections, the Greek market rose more than 25 percent, in U.S. dollar terms, during the first half of 1995, also attributable mainly to an appreciating currency. In Turkey, despite tension within Prime Minister Ciller's coalition government, the market rose more than 88 percent. This impressive performance is attributable to optimism over falling interest rates, continued progress on meeting International Monetary Fund (IMF) obligations and the lengthening of government bond maturities.

LOOKING AHEAD

    While further short-term volatility can not be discounted, TCW believes that the emerging markets remain an attractive longer term investment opportunity. In that connection, TCW believes that continued economic growth and a more benign global interest rate environment should provide favorable conditions for emerging-market equities and that attention is again focused on the strong economic fundamentals and growth opportunities that characterize the bulk of the emerging markets. As always, TCW will continue to monitor events carefully, and will adjust the Trust's portfolio as developments warrant.

    We would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

    We appreciate your support of TCW/DW Emerging Markets Opportunities Trust and look forward to continuing to serve your financial needs.

                                          Very truly yours,

                                                [SIGNATURE]
                                          Charles A. Fiumefreddo
                                          CHAIRMAN OF THE BOARD

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                COMMON AND PREFERRED STOCKS, BONDS, RIGHTS AND
                  WARRANTS (97.5%)
                ARGENTINA (3.9%)
                AUTOMOTIVE
        39,800  Ciadea S.A.......................  $     149,265
                                                   -------------
                BANKS
         7,100  Banco de Galicia y Buenos Aires
                  S.A. (ADR).....................        126,913
        30,000  Banco  de Galicia  y Buenos Aires
                  S.A............................        136,514
        11,900  Banco Frances del Rio de la Plata
                  S.A. (ADR).....................        249,900
                                                   -------------
                                                         513,327
                                                   -------------
                BUILDING & CONSTRUCTION
        76,020  Juan Minetti S.A.................        243,288
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        22,900  Buenos Aires Embotelladera S.A.
                  (ADR)..........................        569,637
        41,286  Molinos Rio de la Plata S.A.*....        297,289
        29,000  Nobleza Piccardo S.A.............        127,613
                                                   -------------
                                                         994,539
                                                   -------------
                MULTI-INDUSTRY
       512,564  Compania Naviera Perez Compac
                  S.A.C.F.I.M.F.A................      2,481,058
                                                   -------------
                OIL & GAS
       194,190  Astra Cia Argentina de Petro.....        345,693
        49,940  Transportadora de Gas del Sur
                  S.A. (ADR).....................        561,825
                                                   -------------
                                                         907,518
                                                   -------------
                OIL RELATED
       136,000  Commercial del Plata.............        361,796
       122,900  Yacimentos Petroliferos Fiscales
                  S.A. (ADR).....................      2,135,388
                                                   -------------
                                                       2,497,184
                                                   -------------
                PAPER & FOREST PRODUCTS
             1  Fiplasto S.A.*...................              2
                                                   -------------
                REAL ESTATE
        42,700  Inversiones y Representacion S.A.
                  (Class B)......................        101,636
                                                   -------------
                TELECOMMUNICATIONS
        64,900  Telecom Argentina S.A............        321,287
        20,600  Telecom Argentina S.A. (ADR).....      1,022,275
        54,200  Telefonica  de   Argentina   S.A.
                  (ADR)..........................      1,463,400
                                                   -------------
                                                       2,806,962
                                                   -------------
                TOTAL ARGENTINA..................     10,694,779
                                                   -------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                BELIZE (0.1%)
                BANKING
         9,650  BHI Corporation..................  $     151,987
                                                   -------------
                BRAZIL (11.8%)
                AUTOMOTIVE
        30,100  Capco Automotive Products
                  Corp.*.........................        229,513
     3,930,900  Iochpe Maxion S.A. (Pref.).......      1,261,251
                                                   -------------
                                                       1,490,764
                                                   -------------
                BANKING
   176,951,400  Banco Bradesco S.A. (Pref.)......      1,570,798
     3,566,500  Banco Itau S.A. (Pref.)..........      1,079,486
                                                   -------------
                                                       2,650,284
                                                   -------------
                BREWERY
     4,020,400  Companhia Cervejaria Brahma
                  (Pref.)........................      1,350,166
        70,802  Companhia Cervejaria Brahma (New
                  Shares)(Pref.).................         21,203
                                                   -------------
                                                       1,371,369
                                                   -------------
                ELECTRONIC & ELECTRICAL EQUIPMENT
       370,000  Brasmotor S.A. (Pref.)...........         75,187
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
    60,154,663  Refrigeracao Parana S.A..........        124,813
                                                   -------------
                MACHINERY-DIVERSIFIED
         2,130  Bardella S.A. Industrias
                  Mecanicas (Pref.)..............        307,540
                                                   -------------
                METALS & MINING
     8,698,000  Caemi Mineracao e Metalurgra S.A.
                  (Pref.)........................        725,609
    34,450,000  Companhia Siderurgica Nacional...        732,477
    15,335,000  Companhia Vale do Rio Doce S.A.
                  (Pref.)........................      2,435,559
     1,188,000  Confab Industrial S.A. (Pref.)...        673,412
                                                   -------------
                                                       4,567,057
                                                   -------------
                MULTI-INDUSTRY
     1,145,000  Itausa  Investimentos  Itau  S.A.
                  (Pref.)........................        731,098
                                                   -------------
                OIL REFINERIES
    14,225,000  Petroleo Brasileiro S.A.
                  (Pref.)........................      1,323,610
                                                   -------------
                OIL RELATED
    91,691,000  Companhia Brasileira de Petrobras
                  Ipiranga (Pref.)...............      1,010,072
       338,500  Copene-Petroquimica do Nordeste
                  S.A. (Pref.)...................        225,184
                                                   -------------
                                                       1,235,256
                                                   -------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                PAPER & FOREST PRODUCTS
        69,000  Aracruz Celulose S.A. (ADR)......  $     845,250
       568,300  Industria Klabin de Papel e
                  Celulose (Pref.)...............        826,618
                                                   -------------
                                                       1,671,868
                                                   -------------
                RETAIL
     9,550,000  Lojas Americanas S.A. (Pref.)....        224,195
                                                   -------------
                STEEL & IRON
   512,700,000  Usinas Siderurgicas de Minas
                  Gerais S.A. (Pref.)............        520,925
                                                   -------------
                TELECOMMUNICATIONS
     7,050,000  Telecomunicacoes Brasileiras
                  S.A............................        217,909
   136,547,155  Telecomunicacoes Brasileiras S.A.
                (Pref.)..........................      4,914,237
    27,307,300  Telecomunicacoes de Sao Paulo
                  S.A. (Pref.)...................      3,943,057
                                                   -------------
                                                       9,075,203
                                                   -------------
                TEXTILES
     2,912,800  Companhia de Tecidos Norte de
                  Minas..........................        919,012
    80,500,000  Teka-Tecelagem Kuehnrich S.A.
                  (Pref.)........................        114,508
                                                   -------------
                                                       1,033,520
                                                   -------------
                UTILITIES-ELECTRIC
     8,210,677  Centrais  Electricas  Brasileiras
                  (Pref.)........................      2,212,931
     8,360,483  Centrais  Electricas Brasileiras,
                  S.A............................      2,253,307
        40,991  Companhia Energetica de Minas
                  Gerais (ADR) - 144A**..........        860,811
     2,343,000  Light Servicos  de  Electricidade
                  S.A............................        852,000
                                                   -------------
                                                       6,179,049
                                                   -------------
                TOTAL BRAZIL.....................     32,581,738
                                                   -------------
                CHILE (2.3%)
                BUILDING & CONSTRUCTION
        18,300  Madeco S.A. (ADR)................        473,513
                                                   -------------
                FINANCIAL SERVICES
        26,200  A.F.P. Provida S.A. (ADR)........        727,050
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         6,600  Compania Cervecerias Unidas S.A.
                  (ADR)..........................        163,350
         3,500  Embotelladora Andina S.A. (ADR)..        119,000
         5,400  Santa Isabel S.A. (ADR)..........         99,900
                                                   -------------
                                                         382,250
                                                   -------------
                INVESTMENT COMPANIES
        18,400  Genesis Chile Fund...............        724,500
                                                   -------------
                PAPER & FOREST PRODUCTS
        44,000  Maderas y Sinteticos Sociedad
                  Anonima Masisa (ADR)...........        748,000
                                                   -------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                TELECOMMUNICATIONS
        15,300  Compania Telecomunicacion Chile
                  (ADR)..........................  $   1,197,225
                                                   -------------
                UTILITIES-ELECTRIC
        41,600  Chilgener S.A. (ADR).............      1,180,400
        36,200  Enersis S.A. (ADR)...............        927,625
                                                   -------------
                                                       2,108,025
                                                   -------------
                TOTAL CHILE......................      6,360,563
                                                   -------------
                CHINA (1.2%)
                GLASS
     1,955,700  Shanghai Yaohua Pilkington Glass
                  Co., Ltd. (B Shares)...........      2,073,042
                                                   -------------
                UTILITIES-ELECTRIC
       140,000  Shandong Huaneng Power
                  Development Co., Ltd. (ADR)....      1,172,500
                                                   -------------
                TOTAL CHINA......................      3,245,542
                                                   -------------
                COLOMBIA (2.2%)
                BANKING
       131,756  Banco de Bogota..................        790,536
        20,360  Banco Industrial Colombiano
                  (ADR)..........................        287,585
                                                   -------------
                                                       1,078,121
                                                   -------------
                BUILDING & CONSTRUCTION
       201,238  Cementos Argos S.A...............      1,699,343
        35,500  Cementos Diamante S.A. (ADR) -
                  144A**.........................        758,812
        17,800  Cementos Paz Del Rio S.A. (ADR) -
                  144A**.........................        264,775
                                                   -------------
                                                       2,722,930
                                                   -------------
                FINANCIAL SERVICES
        47,847  Suramericana de Seguros S.A......      1,047,318
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       103,931  Compania Nacional de Chocolates..      1,025,453
                                                   -------------
                RETAIL
        45,000  Almacenes Exito..................        210,000
                                                   -------------
                TOTAL COLOMBIA...................      6,083,822
                                                   -------------
                GREECE (1.4%)
                BANKING
        22,600  Ergo Bank S.A....................      1,106,807
                                                   -------------
                BUILDING & CONSTRUCTION
        55,570  Aegek............................      1,360,736
                                                   -------------
                TELECOMMUNICATIONS
        43,650  Intracom S.A.....................      1,253,473
                                                   -------------
                TOTAL GREECE.....................      3,721,016
                                                   -------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                HONG KONG (3.0%)
                CONGLOMERATES
       570,000  Hutchison Whampoa Limited........  $   2,872,947
                                                   -------------
                REAL ESTATE
       356,000  Sun Hung Kai Properties Ltd......      2,679,995
                                                   -------------
                UTILITIES-ELECTRIC
     1,210,400  Consolidated Electric Power Asia
                  Ltd............................      2,823,542
                                                   -------------
                TOTAL HONG KONG..................      8,376,484
                                                   -------------
                INDIA (2.9%)
                BUILDING & CONSTRUCTION
       176,000  Larsen & Toubro Ltd. (GDR).......      3,740,000
                                                   -------------
                FINANCIAL SERVICES
        61,900  Hindalco Industries Ltd. (GDR)...      2,042,700
                                                   -------------
                INDUSTRIALS
$    2,000,000  Reliance Industries, Ltd. 3.50%
                  due 11/03/99 (Conv.)...........      2,240,000
                                                   -------------
                TOTAL INDIA......................      8,022,700
                                                   -------------
                INDONESIA (3.1%)
                AUTOMOTIVE
       625,000  PT Astra International...........      1,384,848
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       559,785  PT Indofood Sukses Makmur........      2,505,752
       162,500  PT Mayora Indah..................        789,223
                                                   -------------
                                                       3,294,975
                                                   -------------
                REAL ESTATE
     1,000,000  PT International Indorayon
                  Utama..........................      2,159,803
                                                   -------------
                TELECOMMUNICATIONS
        47,300  PT   Indonesia   Satellite  Corp.
                  (ADS)..........................      1,773,750
                                                   -------------
                TOTAL INDONESIA..................      8,613,376
                                                   -------------
                IRELAND (0.3%)
                INVESTMENT COMPANIES
        80,000  Central Asia Investments.........        780,000
                                                   -------------
                MALAYSIA (23.4%)
                AGRICULTURE
     2,186,000  Industrial Oxygen Inc. Berhad....      3,006,951
                                                   -------------
                BANKING
     1,123,000  Commerce Asset Holdings..........      6,718,257
     2,289,000  DCB Holdings Berhad..............      7,405,807
                                                   -------------
                                                      14,124,064
                                                   -------------
                CONGLOMERATES
     3,755,000  Renong Berhad....................      7,457,431
     2,468,600  Sime Darby Berhad................      6,731,084
                                                   -------------
                                                      14,188,515
                                                   -------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                ENTERTAINMENT/GAMING & LODGING
       496,000  Genting Berhad...................  $   4,925,281
                                                   -------------
                FINANCIAL SERVICES
     2,800,000  MBF Holdings Berhad..............      3,669,217
                                                   -------------
                INVESTMENT COMPANIES
     3,821,625  Lion Land Berhad.................      4,370,326
     1,177,000  Technology Resource Industries
                  Berhad.........................      3,209,303
                                                   -------------
                                                       7,579,629
                                                   -------------
                PAPER & FOREST PRODUCTS
     1,070,000  Land & General Berhad............      3,679,595
                                                   -------------
                PUBLISHING
     1,010,000  New Straits Times Press Berhad...      3,164,985
                                                   -------------
                REAL ESTATE
     1,264,000  Malaysian Resource Corp. Berhad..      2,314,830
                                                   -------------
                RETAIL
       476,000  Prime Utilities Berhad...........      5,133,485
                                                   -------------
                TELECOMMUNICATIONS
       380,000  Telekom Malaysia Berhad..........      2,814,586
                                                   -------------
                TOTAL MALAYSIA...................     64,601,138
                                                   -------------
                MEXICO (11.1%)
                AUTOMOTIVE
        20,699  Grupo Corporacion Industrial San
                  Luis (Units)++.................        458,093
     2,393,600  Industria Automotriz S.A. (B
                  Shares)*.......................      1,059,462
                                                   -------------
                                                       1,517,555
                                                   -------------
                BANKING
       320,700  Grupo Financiero Inbursa S.A. (C
                  Shares)*.......................      1,025,188
                                                   -------------
                BUILDING & CONSTRUCTION
       549,000  Grupo Cementos de Chihuahua S.A.
                  de C.V.........................        459,000
                                                   -------------
                BUILDING MATERIALS
       526,000  Cemex S.A. de C.V. (B Shares)....      2,164,361
                                                   -------------
                CONGLOMERATES
       511,000  Grupo Carso S.A. de C.V.*........      3,225,164
       264,200  Grupo Industria Alfa (A Shares)..      3,538,548
                                                   -------------
                                                       6,763,712
                                                   -------------
                FOOD PROCESSING
       199,100  Grupo Industrial Bimbo S.A. de
                  C.V. (Series A)................        887,790
                                                   -------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       354,300  Fomento Economico Mexicano S.A.
                  de C.V.........................  $     952,544
        79,560  Gruma S.A. (B Shares)............        241,028
       797,500  Grupo Industrial Maseca S.A. de
                  C.V. (B2 Shares)...............        594,857
       293,300  Jugos de Valle S.A. (B Shares)...        673,147
        63,500  Panamerican Beverages, Inc.......      1,944,687
                                                   -------------
                                                       4,406,263
                                                   -------------
                MEDIA GROUP
        52,030  Grupo Televisa S.A. (GDS)........      1,183,683
                                                   -------------
                MULTI-INDUSTRY
        44,300  Desc S.A. (Series B).............        170,664
                                                   -------------
                PAPER & FOREST PRODUCTS
        91,550  Kimberly-Clark de Mexico S.A. de
                  C.V. (A Shares)................      1,193,152
                                                   -------------
                RETAIL
     1,371,200  Cifra S.A. de C.V. (C Shares)....      1,685,902
                                                   -------------
                STEEL & IRON
        50,000  Hylsamex S.A. de C.V. (ADR) -
                  144A**.........................        875,000
       125,600  Tubos de Acero de Mexico S.A.
                  (ADR)..........................        808,550
                                                   -------------
                                                       1,683,550
                                                   -------------
                TELECOMMUNICATIONS
       211,370  Telefonos de Mexico S.A. de C.V.
                  (Series L) (ADR)...............      6,975,210
                                                   -------------
                TRANSPORTATION
        74,000  Transportacion Maritima Mexicana
                  S.A. de C.V. (Series A)
                  (ADR)..........................        508,750
                                                   -------------
                TOTAL MEXICO.....................     30,624,780
                                                   -------------
                PAKISTAN (1.0%)
                BANKING
       277,172  Muslim Commercial Bank...........        435,878
                                                   -------------
                TELECOMMUNICATIONS
        20,680  Pakistan Telecommunications Corp.
                  (GDR)*.........................      2,212,760
                                                   -------------
                TOTAL PAKISTAN...................      2,648,638
                                                   -------------
                PANAMA (0.5%)
                BANKING
        31,000  Banco Latinoamericano de
                  Exportaciones S.A. (ADR).......      1,243,875
                                                   -------------
                PERU (1.8%)
                BREWERY
       331,089  Cerveceria Backus & Johnston.....        655,032
                                                   -------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                DISTRIBUTION
        84,500  Enrique Ferreyros S.A............  $     130,701
                                                   -------------
                EXPLOSIVES
       107,600  Explosivos S.A...................        517,680
                                                   -------------
                FINANCIAL SERVICES
       737,100  Banco de Credito del Peru........      1,408,577
                                                   -------------
                METALS & MINING
        36,260  Companhia de Minas Buenaventura
                  (C Shares).....................        212,114
                                                   -------------
                TELECOMMUNICATIONS
     1,150,324  CPT-Telefonica de Peru S.A. (B
                  Shares)........................      2,146,513
                                                   -------------
                TOTAL PERU.......................      5,070,617
                                                   -------------
                PHILIPPINES (2.7%)
                BUILDING & CONSTRUCTION
$    3,500,000  Bacnotan Consolidated Industries
                  5.50% due 06/21/04 (Conv.).....      3,360,000
                                                   -------------
                UTILITIES-ELECTRIC
       475,500  Manila Electric Co. (B Shares)...      4,013,599
                                                   -------------
                TOTAL PHILIPPINES................      7,373,599
                                                   -------------
                PORTUGAL (2.8%)
                BANKING
       129,740  Espirito Santo Financial Holdings
                  S.A. (ADR).....................      1,670,403
                                                   -------------
                BUILDING & CONSTRUCTION
        92,000  Sociedade de Construcoes Soares
                  de Costa S.A...................      1,450,422
                                                   -------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       107,300  Corticeira Amorim S.A............      1,500,212
                                                   -------------
                INVESTMENT COMPANIES
        66,390  Sonae Investimentos Sociedade
                  Gestora de Participacoes
                  Sociais S.A....................      1,570,921
                                                   -------------
                TELECOMMUNICATIONS
        76,350  Portugal Telecom S.A.............      1,531,012
                                                   -------------
                TOTAL PORTUGAL...................      7,722,970
                                                   -------------
                SINGAPORE (1.8%)
                BUILDING & CONSTRUCTION
       398,000  Van Der Horst Ltd................      2,142,088
                                                   -------------
                BUSINESS SERVICES
        65,000  Republic Hotels & Resorts Ltd....         92,357
        13,000  Republic Hotels & Resorts Ltd.
                  (Rights)*......................          3,172
                                                   -------------
                                                          95,529
                                                   -------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------
                MULTI-INDUSTRY
       200,000  Keppel Corp., Ltd................  $   1,779,691
     1,000,000  United Industrial Corp...........        983,136
                                                   -------------
                                                       2,762,827
                                                   -------------
                TOTAL SINGAPORE..................      5,000,444
                                                   -------------
                SOUTH AFRICA (7.9%)
                BANKING
        47,375  Nedcor Ltd. (ADR) - 144A**.......      2,356,906
                                                   -------------
                BREWERY
        85,100  South African Breweries Ltd......      2,526,443
       103,245  South  African   Breweries   Ltd.
                  (ADR)..........................      3,050,890
                                                   -------------
                                                       5,577,333
                                                   -------------
                BUILDING & CONSTRUCTION
       498,510  Murray & Roberts Holdings Ltd....      2,891,110
        59,589  Pretoria   Portland  Cement  Co.,
                  Ltd............................      1,423,488
                                                   -------------
                                                       4,314,598
                                                   -------------
                BUILDING MATERIALS
        42,200  Anglo Alpha Ltd. (ADR)...........      1,270,312
                                                   -------------
                CONGLOMERATES
        21,000  Anglovaal, Ltd. (ADR) - 144A**...        700,875
                                                   -------------
                ENGINEERING & CONSTRUCTION
        72,400  Barlow Limited...................        769,787
                                                   -------------
                METALS & MINING
       108,600  De Beers Consolidated Mines Ltd.
                  (ADR)..........................      2,674,275
                                                   -------------
                MULTI-INDUSTRY
       143,723  Malbak Limited...................        922,828
                                                   -------------
                OIL REFINERIES
        39,270  Polifin Limited..................         81,338
       261,800  Sasol Ltd........................      2,277,465
                                                   -------------
                                                       2,358,803
                                                   -------------
                RETAIL
       309,700  Pick'n Pay Stores Ltd............        872,394
                                                   -------------
                TOTAL SOUTH AFRICA...............     21,818,111
                                                   -------------
                SOUTH KOREA (3.5%)
                BUILDING & CONSTRUCTION
        37,568  Samsung Engineering & Co.........        506,041
        38,500  Samsung Engineering &
                  Construction (GDS).............        327,250
        49,308  Samsung Engineering &
                  Construction (GDS).............        586,765
                                                   -------------
                                                       1,420,056
                                                   -------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
--------------                                     -------------

                ELECTRONIC & ELECTRICAL EQUIPMENT
            50  Daewoo Corp. (Warrants due
                  11/08/96)*.....................  $      12,500
           740  Samsung Electronics (GDR)........        104,525
           146  Samsung Electronics (GDS)........         20,255
         7,322  Samsung Electronics (GDS) -
                  144A** (New Shares)............        464,068
        37,000  Samsung Electronics (GDS) -
                  144A**.........................      2,460,500
  SFr  650,000  Yukong, Ltd. 1.00% due 12/31/98
                  (Conv.)........................        620,929
                                                   -------------
                                                       3,682,777
                                                   -------------
                INDUSTRIALS
$    1,100,000  Goldstar Co., Ltd. 3.25% due
                  12/31/06 (Conv.)...............      1,331,000
                                                   -------------
                INVESTMENT COMPANIES
           127  Dongyang Dragon Trust............      1,587,500
                                                   -------------
                STEEL & IRON
        51,980  Pohang Iron  &  Steel  Co.,  Ltd.
                  (ADR)..........................      1,741,330
                                                   -------------
                TOTAL SOUTH KOREA................      9,762,663
                                                   -------------
                THAILAND (7.2%)
                BANKING
$    3,240,000  Siam Commercial Bank Co. 3.25%
                  due 01/24/04 (Conv.)...........      2,883,600
       456,800  Thai Farmers Bank, Ltd...........      4,392,663
                                                   -------------
                                                       7,276,263
                                                   -------------
                BUILDING & CONSTRUCTION
        76,300  Siam Cement Co., Ltd.............      5,172,986
                                                   -------------
                METALS & MINING
       505,000  Sahaviriya Steel Industry........      1,203,838
                                                   -------------
                OIL RELATED
       252,000  PTT Exploration & Production.....      2,688,000
                                                   -------------
                REAL ESTATE
$    1,000,000  Land & House Public Co. 5.00% due
                  04/29/03 (Conv.)...............      1,520,000
                                                   -------------
                TELECOMMUNICATIONS
       139,000  United Communication Industry....      2,033,051
                                                   -------------
                TOTAL THAILAND...................     19,894,138
                                                   -------------
                TURKEY (1.6%)
                BANKING
    12,000,000  Turkiye Garanti Bankasi AS.......      1,675,903
                                                   -------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                       VALUE
------------  BUILDING MATERIALS             -----------
     594,000  Cimentas AS..................  $   362,115
   4,670,000  Eczacibasi Yapi Gerecleri
                Sanayi ve Ticaret AS.......      797,140
                                             -----------
                                               1,159,255
                                             -----------

SHARES/PRINCIPAL
   AMOUNT                                       VALUE
------------                                 -----------

              TELECOMMUNICATIONS
   4,000,000  Netas Telekomunik............  $ 1,662,603
                                             -----------
              TOTAL TURKEY.................    4,497,761
                                             -----------
TOTAL INVESTMENTS (IDENTIFIED COST
  $268,798,836)(A).................       97.5%  268,890,741
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES......................        2.5     6,840,750
                                         -----   -----------
NET ASSETS.........................      100.0%  $275,731,491
                                         -----   -----------
                                         -----   -----------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
ADS  AMERICAN DEPOSITORY SHARES.
GDR  GLOBAL DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $270,657,968; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $25,927,367 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $27,694,594, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,767,227.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT JULY 31, 1995:

     CONTRACTS           IN EXCHANGE      DELIVERY    UNREALIZED
    TO RECEIVE               FOR            DATE     DEPRECIATION
-------------------  -------------------  ---------  -------------
$         132,844    PTE   19,261,011     08/01/95     $    (340)
                                                           -----
                                                           -----

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENT OF
INDUSTRY                           VALUE     NET ASSETS
------------------------------  -----------  -----------
Agriculture...................  $ 3,006,951         1.1%
Automotive....................    4,542,431         1.7
Banking.......................   34,795,680        13.0
Banks.........................      513,327         0.2
Brewery.......................    7,603,734         2.6
Building & Construction.......   26,859,618         9.6
Building Materials............    4,593,928         1.7
Business Services.............       95,529         0.0
Conglomerates.................   24,526,049         8.9
Distribution..................      130,701         0.1
Electronic & Electrical
  Equipment...................    3,757,964         1.3
Engineering & Construction....      769,787         0.3
Entertainment/Gaming &
  Lodging.....................    4,925,281         1.8
Explosives....................      517,680         0.2
Financial Services............    8,894,862         3.1
Food Processing...............      887,790         0.3
Food, Beverage, Tobacco &
  Household Products..........   11,728,504         4.1
Glass.........................    2,073,042         0.8
Industrials...................    3,571,000         1.3
Investment Companies..........   12,242,551         4.4
Machinery - Diversified.......      307,540         0.1
Media Group...................    1,183,683         0.4
Metals & Mining...............    8,657,283         3.1

                                             PERCENT OF
INDUSTRY                           VALUE     NET ASSETS
------------------------------  -----------  -----------
Multi-Industry................  $ 7,068,475         2.6%
Oil & Gas.....................      907,518         0.3
Oil Refineries................    3,682,413         1.3
Oil Related...................    6,420,440         2.2
Paper & Forest Products.......    7,292,617         2.7
Publishing....................    3,164,985         1.2
Real Estate...................    8,776,264         3.3
Retail........................    8,125,977         2.9
Steel & Iron..................    3,945,805         1.4
Telecommunications............   35,482,347        12.9
Textiles......................    1,033,520         0.4
Transportation................      508,750         0.2
Utilities-Electric............   16,296,715         6.0
                                -----------       -----
                                $268,890,741       97.5%
                                -----------       -----
                                -----------       -----

                                             PERCENT OF
TYPE OF INVESTMENT                 VALUE     NET ASSETS
------------------------------  -----------  -----------
Common Stocks.................  $230,129,175       83.5%
Convertible Bonds.............   11,955,529         4.3
Preferred Stocks..............   26,332,272         9.5
Rights........................        3,172         0.0
Units.........................      458,093         0.2
Warrants......................       12,500         0.0
                                -----------       -----
                                $268,890,741       97.5%
                                -----------       -----
                                -----------       -----

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITY TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $268,798,836)...........  $268,890,741
Cash.......................................    7,375,850
Receivable for:
  Investments sold.........................    1,089,155
  Dividends................................      303,496
  Interest.................................      187,365
Deferred organizational expenses...........       36,579
Prepaid expenses...........................       20,751
                                             -----------
        TOTAL ASSETS.......................  277,903,937
                                             -----------
LIABILITIES:
Payable for:
  Investments purchased....................    1,095,414
  Shares of beneficial interest
    repurchased............................      176,260
  Management fee...........................      175,909
  Investment advisory fee..................      117,273
Accrued expenses and other payables........      607,590
                                             -----------
        TOTAL LIABILITIES..................    2,172,446
                                             -----------
NET ASSETS:
Paid-in-capital............................  312,607,168
Net unrealized appreciation................       86,479
Accumulated undistributed net investment
  income...................................    1,008,678
Accumulated net realized loss..............  (37,970,834)
                                             -----------
        NET ASSETS.........................  $275,731,491
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE, 22,008,733
  shares outstanding (unlimited shares
  authorized of $.01 par value)............
                                                  $12.53
                                             -----------
                                             -----------

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME
    Dividends (net of $384,105 foreign
      withholding tax).....................  $ 2,842,627
    Interest...............................      630,755
                                             -----------
        TOTAL INCOME.......................    3,473,382
                                             -----------
  EXPENSES
    Management fee.........................      970,243
    Investment advisory fee................      646,829
    Custodian fees.........................      451,053
    Transfer agent fees and expenses.......      171,474
    Professional fees......................       70,764
    Shareholder reports and notices........       49,065
    Trustees' fees and expenses............       27,444
    Registration fees......................       18,402
    Organizational expenses................        4,977
    Other..................................       16,349
                                             -----------
        TOTAL EXPENSES.....................    2,426,600
                                             -----------
          NET INVESTMENT INCOME............    1,046,782
                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
    NET REALIZED LOSS ON:
      Investments..........................  (19,870,334)
      Foreign exchange transactions........     (183,093)
                                             -----------
        TOTAL LOSS.........................  (20,053,427)
                                             -----------
    NET CHANGE IN UNREALIZED DEPRECIATION
      ON:
      Investments..........................   47,612,382
      Net translation of forward foreign
        currency contracts, other assets
        and liabilities denominated in
        foreign currencies.................      (17,109)
                                             -----------
        TOTAL APPRECIATION.................   47,595,273
                                             -----------
        NET GAIN...........................   27,541,846
                                             -----------
          NET INCREASE.....................  $28,588,628
                                             -----------
                                             -----------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        FOR THE SIX MONTHS      FOR THE PERIOD
                                                                               ENDED            MARCH 31, 1994*
                                                                           JULY 31, 1995            THROUGH
                                                                            (UNAUDITED)        JANUARY 31, 1995
                                                                        -------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income.............................................     $   1,046,782         $   2,589,151
    Net realized loss.................................................       (20,053,427)          (18,286,504)
    Net change in unrealized appreciation/depreciation................        47,595,273           (47,508,794)
                                                                        -------------------  ---------------------
      Net increase (decrease).........................................        28,588,628           (63,206,147)
                                                                        -------------------  ---------------------
  Dividends and distributions to shareholders from:
    Net investment income.............................................          --                  (1,976,199)
    Net realized gain.................................................          --                    (314,919)
                                                                        -------------------  ---------------------
      Total...........................................................          --                  (2,291,118)
                                                                        -------------------  ---------------------
  Net increase (decrease) from transactions in shares of beneficial
   interest...........................................................        (7,215,385)          319,755,508
                                                                        -------------------  ---------------------
      Total increase..................................................        21,373,243           254,258,243
NET ASSETS:
  Beginning of period.................................................       254,358,248               100,005
                                                                        -------------------  ---------------------
  END OF PERIOD (including undistributed net investment income of
   $1,008,678 and $0, respectively)...................................     $ 275,731,491         $ 254,358,248
                                                                        -------------------  ---------------------
                                                                        -------------------  ---------------------

------------------
* COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Emerging Markets Opportunities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on December 22, 1993 and had no operations other than those relating to organizational matters and the issuance of 7,133 shares of beneficial interest for $100,005 to Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"). The Trust commenced operations on March 30, 1994.

    The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York, American Stock Exchange or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts on securities purchased are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date except with respect for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily.

    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Trust are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

    D. FORWARD  FOREIGN CURRENCY  CONTRACTS--The Trust  may enter  into  forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward contracts are valued daily at the appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Trust records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    E. FEDERAL INCOME TAX STATUS--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    G. ORGANIZATIONAL EXPENSES AND OFFERING COSTS--Dean Witter InterCapital Inc. paid the organizational expenses and offering costs of the Trust in the amounts of approximately $50,000 and $560,000, respectively, which have been reimbursed for the full amount thereof. The organizational expenses have been deferred and are being amortized by the Trust on the straight line method over a period not to exceed five years from the commencement of operations. Offering costs were charged to capital at the time of issuance of the Trust's shares.

2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Trust pays its Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.75% to the Trust's average weekly net assets.

    Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Trust pays the Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Trust's average weekly net assets.

    Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1995 aggregated $105,168,007 and $90,743,507, respectively.

    Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At July 31, 1995, the Trust had transfer agent fees and expenses payable of approximately $16,000.

5. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:

                                                                                                     CAPITAL PAID
                                                                                        PAR VALUE    IN EXCESS OF
                                                                             SHARES     OF SHARES     PAR VALUE
                                                                          ------------  ----------  --------------
Balance, March 30, 1994 (Note 1)........................................         7,133  $       71  $       99,934
Shares issued at close of public offering*..............................    22,000,000     220,000     307,660,000
Shares issued pursuant to an over-allotment option on the public
 offering on May 1, 1994................................................     1,500,000      15,000      21,015,000
Treasury shares purchased and retired (weighted average discount
 14.01%)**..............................................................      (749,600)     (7,496)     (9,247,001)
                                                                          ------------  ----------  --------------
Balance, January 31, 1995...............................................    22,757,533     227,575     319,527,933
Treasury shares purchased and retired (weighted average discount
 16.50%)**..............................................................      (748,800)     (7,488)     (6,920,765)
                                                                          ------------  ----------  --------------
Balance, July 31, 1995..................................................    22,008,733  $  220,087  $  312,607,168
                                                                          ------------  ----------  --------------
                                                                          ------------  ----------  --------------

--------------
 * NET OF OFFERING COSTS OF APPROXIMATELY $560,000.
** THE TRUSTEES HAVE VOTED TO RETIRE THE SHARES PURCHASED.

6.  SELECTED QUARTERLY FINANCIAL DATA--(unaudited)

                                                                                        QUARTERS ENDED
                                                                        ----------------------------------------------
                                                                               07/31/95                04/30/95
                                                                        ----------------------  ----------------------
                                                                         TOTAL*     PER SHARE    TOTAL*     PER SHARE
                                                                        ---------  -----------  ---------  -----------
Total investment income...............................................  $   1,257   $    0.05   $   2,216   $    0.10
Net investment income (loss)..........................................         (2)     --           1,049        0.05
Net realized and unrealized gain (loss)...............................     71,682        3.26     (44,140)      (1.94)


                                                                                        QUARTERS ENDED
                                                                        ----------------------------------------------
                                                                               1/31/95                 10/31/94
                                                                        ----------------------  ----------------------
                                                                         TOTAL*     PER SHARE    TOTAL*     PER SHARE
                                                                        ---------  -----------  ---------  -----------
Total investment income...............................................  $     942   $    0.04   $   1,847   $    0.08
Net investment income (loss)..........................................       (459)      (0.02)        286        0.01
Net realized and unrealized gain (loss)...............................    (95,869)      (4.09)     26,244        1.10

                                                                                        QUARTERS ENDED
                                                                        ----------------------------------------------
                                                                               7/31/94                 4/30/94+
                                                                        ----------------------  ----------------------
                                                                         TOTAL*     PER SHARE    TOTAL*     PER SHARE
                                                                        ---------  -----------  ---------  -----------
Total investment income...............................................  $   3,535   $    0.15   $   1,082   $    0.05
Net investment income.................................................      2,098        0.09         664        0.03
Net realized and unrealized gain (loss)...............................      4,078        0.17        (248)      (0.01)

--------------
* AMOUNTS IN THOUSANDS.
+ FOR THE PERIOD MARCH 30, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 1994.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX STATUS--Capital or foreign currency losses incurred after October 31 within the taxable year ("post-October losses") are deemed to arise on the first business day of the Trust's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $15,762,000 and $335,000, respectively, during fiscal 1995.

    At January 31, 1995, the Trust had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Trust may enter into forward currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

    At July 31, 1995, there were no outstanding forward contracts other than those to facilitate settlement of foreign currency denominated portfolio transactions.

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

    At July 31, 1995, the Trust's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Fund's custodian.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                                                     MARCH 30,
                                                                                    FOR THE            1994*
                                                                                SIX MONTHS ENDED      THROUGH
                                                                                 JULY 31, 1995      JANUARY 31,
                                                                                  (UNAUDITED)           1995
                                                                               ------------------  --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................................      $    11.18        $    14.02
                                                                                     --------      --------------
Net investment income........................................................            0.05              0.11
Net realized and unrealized gain (loss)......................................            1.30            (2.83)
                                                                                     --------      --------------
Total from investment operations.............................................            1.37            (2.72)
                                                                                     --------      --------------
Offering costs charged against capital.......................................          --                (0.02)
                                                                                     --------      --------------
Less dividends and distributions from:
  Net investment income......................................................          --                (0.09)
  Net realized gain..........................................................          --                (0.01)
                                                                                     --------      --------------
Total dividends and distributions............................................          --                (0.10)
                                                                                     --------      --------------
Net asset value, end of period...............................................      $    12.53        $    11.18
                                                                                     --------      --------------
                                                                                     --------      --------------
Market value, end of period..................................................      $    10.25        $    9.875
                                                                                     --------      --------------
                                                                                     --------      --------------

TOTAL INVESTMENT RETURN+.....................................................            3.80%(1)        (33.52)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................................            1.88%(2)          1.73%(2)
Net investment income........................................................            0.81%(2)          0.94%(2)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).....................................      $  275,731        $  254,358
Portfolio turnover rate......................................................              37%(1)            66%(1)

--------------
 * COMMENCEMENT OF OPERATIONS.
 + TOTAL INVESTMENT RETURN IS BASED UPON THE CURRENT MARKET VALUE ON THE LAST
   DAY OF EACH PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT SALES CHARGES OF BROKERAGE COMMISSIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

    The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly, they do not express the opinion thereon.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

RESULTS OF ANNUAL SHAREHOLDERS MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On June 22, 1995, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1)  ELECTION OF TRUSTEES:

John C. Argue

      For.......................................................................  12,266,888

      Withheld..................................................................    710,712

Richard M. DeMartini

      For.......................................................................  12,263,367

      Withheld..................................................................    714,233

Charles A. Fiumefreddo

      For.......................................................................  12,260,330

      Withheld..................................................................    717,270

John R. Haire

      For.......................................................................  12,246,381

      Withheld..................................................................    731,219

Manuel H. Johnson

      For.......................................................................  12,266,772

      Withheld..................................................................    710,828

Paul Kolton

      For.......................................................................  12,262,231

      Withheld..................................................................    715,369

Thomas E. Larkin, Jr.

      For.......................................................................  12,265,712

      Withheld..................................................................    711,888

Michael E. Nugent

      For.......................................................................  12,266,367

      Withheld..................................................................    711,233

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

John L. Schroeder

      For.......................................................................  12,265,696

      Withheld..................................................................    711,904

Marc I. Stern

      For.......................................................................  12,251,200

      Withheld..................................................................    726,400

(2)  CONTINUANCE OF CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT:

      For.......................................................................  11,722,511

      Against...................................................................    612,678

      Abstain...................................................................    642,411

(3)  RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

      For.......................................................................  12,180,977

      Against...................................................................    336,268

      Abstain...................................................................    460,355

TRUSTEES                                            TCW/DW
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo                              EMERGING
John R. Haire                                       MARKETS
Dr. Manuel H. Johnson                               OPPORTUNITIES
Paul Kolton                                         TRUST
Thomas E. Larkin, Jr.
Michael E. Nugent                                   [GRAPHIC]
John L. Schroeder
Marc I. Stern

                                                    SEMIANNUAL REPORT
OFFICERS                                            JULY 31, 1995
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Shaun C.K. Chan
Vice President

Michael P. Reilly
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.